Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits - beginning of year	$ 6,972	$ 4,647
Increases related to current year tax positions	3,129	1,939
Increases related to prior year tax positions	43	386
Gross unrecognized tax benefits - end of year	$ 10,144	$ 6,972